ORGANIZATION AND NATURE OF BUSINESS	2 Months Ended
Apr. 30, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND NATURE OF BUSINESS

NOTE 1 – ORGANIZATION AND NATURE OF BUSINESS

Youmi Inc. (the “Company,” “Youmi,” “we,” “us,” or “our”) was incorporated in the State of Nevada on February 24, 2026.

The Company is an early-stage company developing a community convenience store franchising business. The Company has entered into a franchise cooperation agreement with an existing community convenience store operator in China and is implementing standardized franchise operating procedures and operational support through such franchise relationship.

The Company’s current business activities focus on supporting community convenience store operators through standardized franchise management, store operation support, brand promotion and membership management. The Company is also developing planned digital operational support tools, which remain under development and have not been commercialized.

The Company currently operates through its founder and Chief Executive Officer, Mingxing Sheng. As of April 30, 2026, the Company had not generated revenue.